Trust Preferred Securities - Additional Information (Detail) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2008 Trust preferred securities	Dec. 31, 2012 Trust preferred securities	Dec. 31, 2012 Trust preferred securities Libor Rate Plus
Debt Instrument [Line Items]
Debt, interest rate above variable rate					3.30%
Maximum applicable interest rate			12.50%	3.61%
Debenture Interest maximum deferral period				5 years
Debentures redemption price	100.00%
Trust preferred securities in Tier 1 capital	25.00%
Company guaranteed trust preferred securities	$ 3,403,000	$ 3,403,000